Income and Excise Taxes - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Amount carried forward	$ 236	$ 35,930	$ 24,164
Amount carried forward, ordinary income		33,662
Amount carried forward, long term capital gains		2,268
Excise tax	$ 9	$ 787	$ 944